MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
Schedule of revenues and receivables by major customer
	Year ended December 31,
	2025	2024	2023

Customer A	16%	10%	11%
Customer B	*)	23%	34%
* Customer B represented less than 10% of total revenue for the year ended December 31, 2025.